Subsequent Events	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Subsequent Events

22.	SUBSEQUENT EVENTS

Deferred Legal fees payable at balance date were believed to relate to the parent company, Coeus Ltd, but had been invoiced to Zeecol Ltd. These invoices have since been credited after balance date and re-issued to the parent company, however at balance date were due for payment by Zeecol Ltd.